Statement of Financial Position (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Issued	0	0	500,000
Preferred Stock, Shares Outstanding	0	0	500,000
Common Stock, Shares Authorized	131,666,666	131,666,666	131,666,666
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares, Issued	68,696,934	68,696,934	65,375,721
Common Stock, Shares, Outstanding	68,696,934	68,696,934	65,375,721